FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2002

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	One First Federal Plaza, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
August 23, 2002

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $107,290

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1924    15641 SH       SOLE                    15641
AOL Time Warner, Inc.          COM              00184A105     3742   254355 SH       SOLE                   254355
Abbott Laboratories            COM              002824100     2351    62450 SH       SOLE                    62450
American Express Co.           COM              025816109     2537    69845 SH       SOLE                    69845
American Tel & Tel Co.         COM              001957109      207    19333 SH       SOLE                    19333
Amgen, Inc.                    COM              031162100     1075    25680 SH       SOLE                    25680
Applera Corp.-Applied Biosyste COM              038020103     1756    90090 SH       SOLE                    90090
Applied Materials, Inc.        COM              038222105     3618   190202 SH       SOLE                   190202
AutoNation, Inc.               COM              05329W102     3703   255375 SH       SOLE                   255375
Automatic Data Processing, Inc COM              053015103      244     5610 SH       SOLE                     5610
Bank of America                COM              060505104      686     9755 SH       SOLE                     9755
Belo Corp. Cl. A               COM              080555105     3725   164746 SH       SOLE                   164746
Berkshire Hathaway Cl. B       COM              084670207     4662     2087 SH       SOLE                     2087
Bristol-Myers Squibb Co.       COM              110122108     4448   173075 SH       SOLE                   173075
Campbell Soup Co.              COM              134429109     2514    90905 SH       SOLE                    90905
Cintas Corp.                   COM              172908105     1123    22723 SH       SOLE                    22723
Cisco Systems, Inc.            COM              17275R102     2557   183299 SH       SOLE                   183299
Coca-Cola Co.                  COM              191216100     5617   100300 SH       SOLE                   100300
Colgate-Palmolive Co.          COM              194162103      345     6900 SH       SOLE                     6900
Costco Cos.                    COM              22160K105     2051    53100 SH       SOLE                    53100
Dell Computer Corp.            COM              247025109     3970   151873 SH       SOLE                   151873
EMC Corporation                COM              268648102     2418   320200 SH       SOLE                   320200
Gannett Co., Inc.              COM              364730101      935    12317 SH       SOLE                    12317
General Electric Co.           COM              369604103     2147    73890 SH       SOLE                    73890
Gillette Co.                   COM              375766102     4249   125436 SH       SOLE                   125436
Greenpoint Financial Corp.     COM              395384100      884    18000 SH       SOLE                    18000
Guidant Corp.                  COM              401698105     2186    72325 SH       SOLE                    72325
Home Depot, Inc.               COM              437076102      448    12205 SH       SOLE                    12205
Intel Corp.                    COM              458140100     2798   153143 SH       SOLE                   153143
Johnson & Johnson, Inc.        COM              478160104     2752    52667 SH       SOLE                    52667
McDonalds Corp.                COM              580135101     3832   134696 SH       SOLE                   134696
Medtronic, Inc.                COM              585055106     2340    54601 SH       SOLE                    54601
Merck & Co., Inc.              COM              589331107     4809    94967 SH       SOLE                    94967
Microsoft Corp.                COM              594918104     2953    53982 SH       SOLE                    53982
Nokia Corp. ADS                COM              654902204     1096    75712 SH       SOLE                    75712
Paychex, Inc.                  COM              704326107      691    22077 SH       SOLE                    22077
Pfizer, Inc.                   COM              717081103     2322    66352 SH       SOLE                    66352
Sara Lee Corp.                 COM              803111103     2814   136343 SH       SOLE                   136343
Schering-Plough Corp.          COM              806605101     3452   140317 SH       SOLE                   140317
State Street Corp.             COM              857477103      942    21075 SH       SOLE                    21075
Symbol Technologies, Inc.      COM              871508107     2538   298615 SH       SOLE                   298615
Sysco Corp.                    COM              871829107     3145   115545 SH       SOLE                   115545
U.S. Bancorp -New              COM              902973304     1665    71303 SH       SOLE                    71303
United Parcel Service Cl. B    COM              911312106      252     4075 SH       SOLE                     4075
Wells Fargo & Co.              COM              949746101     1757    35100 SH       SOLE                    35100
Wrigley, (Wm.) Jr. Co.         COM              982526105      809    14618 SH       SOLE                    14618
Wyeth                          COM              983024100      201     3930 SH       SOLE                     3930